Goodwill and Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross carrying amount	$ 30,435	$ 18,415
Accumulated amortization	(13,144)	(7,917)
Finite-lived intagible assets, Net book value	17,291	10,498
Intangible assets, Gross carrying amount	30,698	18,679
Intangible assets, Net book value	17,554	10,762
IPR&D
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	263	264
Purchased technology
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross carrying amount	20,935	15,806
Accumulated amortization	(10,113)	(6,816)
Finite-lived intagible assets, Net book value	10,822	8,990
Customer contracts and related relationships
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross carrying amount	5,978	1,792
Accumulated amortization	(1,787)	(878)
Finite-lived intagible assets, Net book value	4,191	914
Order backlog
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross carrying amount	2,569
Accumulated amortization	(908)
Finite-lived intagible assets, Net book value	1,661
Trade names
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross carrying amount	712	578
Accumulated amortization	(247)	(170)
Finite-lived intagible assets, Net book value	465	408
Other
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross carrying amount	241	239
Accumulated amortization	(89)	(53)
Finite-lived intagible assets, Net book value	$ 152	$ 186